NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended		12 Months Ended
	Nov. 09, 2021	Sep. 14, 2017	Jun. 15, 2020	Apr. 27, 2020	Jan. 27, 2020	Nov. 25, 2019	Aug. 27, 2019	May 31, 2018	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Debt instrument, interest payable									$ 0	$ 80,512	$ 114,599	$ 869,967
Interest expenses									5,139	36,750
Note payable, convertible net of discount											0	831,170
Convertible notes payable							$ 30,000
Debt discount	$ 55,556
Short-Term Notes Payable 1 [Member]
Unpaid accrued interest									0		$ 150,074
Debt instrument, maturity date								Nov. 30, 2018			Aug. 30, 2021
Promisory notes payable								$ 39,500			$ 150,000
Notes payable, interest rate								0.00%			18.00%
Short-Term Debts [Member]
Debt instrument, maturity date		Sep. 15, 2018
Promisory notes payable		$ 10,000
Notes payable, interest rate		5.00%
Accrued interest									12,107		$ 11,982	11,482
Convertible Promissory Notes 4 [Member]
Convertible notes payable						$ 140,000
Debt instrument, discount						$ 14,000
Unpaid accrued interest											0	212,577
Notes payable description						If in default, the payment premium increases to 140% of the principal and interest outstanding
Debt instrument, interest rate, percentage						10.00%
Debt instrument, payment, description						The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance
Debt Instrument, notice period, Description						the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Debt instrument, conversion rate, percentage						35.00%
Convertible Promissory Note [Member] | Investor [Member]
Convertible notes payable				$ 259,615	$ 555,000
Unpaid accrued interest									0		0	825,475
Debt instrument, payment, description				The note requires nine equal payments due starting June 15, 2020 for $28,846. In the event the Company fails to make the $28,846 installment payment by the 15th day of each designated month and/or fails to cure any missed installment payment within five (5) calendars days following the due date, or the Company defaults, the defaulted amount owed shall be 130% of the total outstanding balance owed by the Company	The note has a prepayment penalty of 115% of the principal and interest outstanding
Debt dafault condition, description				The default interest rate for missing an installment payment shall be 18% and the conversion into common stock shall be at a price of $0.02 per common stock
Loan payable				$ 202,500
Accrued interest				57,115
Debt instrument, discount				$ 57,115	$ 55,500				0
Debt instrument, interest rate, percentage				0.00%	10.00%
Installment payment			$ 28,846
Conversion description				The note principal and interest are convertible into shares of common stock at the lower of $0.02 per share or a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Debt instrument, maturity date				Feb. 21, 2021
Unpaid principle balance									0		0	287,665
Convertible Promissory Note 1 [Member]
Interest expenses									5,139	36,750
Convertible notes payable							30,000
Debt instrument, discount							$ 3,000		0	80,511
Unpaid accrued interest											$ 0	$ 46,870
Notes payable description							After February 27, 2020, the payment premium increases to 125% of the principal and interest outstanding and if in default, the payment premium increases to 140% of the principal and interest outstanding
Debt instrument, interest rate, percentage							10.00%
Debt instrument, payment, description							The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance
Debt Instrument, notice period, Description							the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Debt instrument, conversion rate, percentage							25.00%
Debt instrument, discount													$ 27,000
Debt instrument, maturity date							Feb. 27, 2020
Debt discount									$ 0	$ 80,511